Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 402,736	$ 86,750
Deposit		25,992
Prepaid expenses and other current assets	212,969	60,135
Deferred offering costs		1,609,714
Total current assets	615,705	1,782,591
Non-current assets
Property and equipment, net		110,641,098
Intangible assets, net	133,337	333,336
Right-of-use asset	84,695	38,563
Total non-current assets	218,032	111,012,997
Total assets	833,737	112,795,588
Current liabilities
Accrued expenses and other current liabilities	1,744,256	2,290,206
Lease liability, current	31,373	38,563
Total current liabilities	1,781,629	26,465,430
Non-current liabilities
Lease liability, non-current	71,922
Total non-current liabilities	143,419,369	1,169,158
Total liabilities	145,200,998	27,634,588
Shareholders’ equity
Ordinary shares, value		1
Additional paid-in capital	136,768,809	134,386,835
Other reserve	64,020	64,020
Accumulated deficit	(281,200,841)	(49,289,856)
Total shareholders’ equity	(144,367,261)	85,161,000
Total liabilities and shareholders’ equity	833,737	112,795,588
Common Class A [Member]
Shareholders’ equity
Ordinary shares, value	585
Common Class B [Member]
Shareholders’ equity
Ordinary shares, value	166
Related Party [Member]
Current liabilities
Due to related parties	6,000	24,136,661
Non-current liabilities
Due to related parties	26,087,982
Loans	114,109,737	1,063,906
Nonrelated Party [Member]
Non-current liabilities
Loans	$ 3,149,728	$ 105,252